Share-Based Compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Himax Media Solutions [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	277,250	288,500	1,179,125
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(277,250)	(11,250)	(890,625)
Number of shares, Balance	0	277,250	288,500	1,179,125
Weighted average exercise price, Balance	$ 1.244	$ 1.244	$ 1.690
Weighted average exercise price, Granted	0	0	0
Weighted average exercise price, Exercised	0	0	0
Weighted average exercise price, Forfeited	1.244	1.244	1.834
Weighted average exercise price, Balance	$ 0	$ 1.244	$ 1.244	$ 1.690
Weighted average remaining contractual term, Balance (in years)	0 years	9 months 29 days	1 year 9 months 29 days	1 year 6 months
Imaging Taiwan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	1,310,000	1,400,000	1,050,000
Number of shares, Granted	0	0	425,000
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(85,000)	(90,000)	(75,000)
Number of shares, Balance	1,225,000	1,310,000	1,400,000	1,050,000
Number of shares, Exercisable	1,225,000
Weighted average exercise price, Balance	$ 1.003	$ 1.003	$ 1.004
Weighted average exercise price, Granted	0	0	1.000
Weighted average exercise price, Exercised	0	0	0
Weighted average exercise price, Forfeited	1.003	1.002	1.004
Weighted average exercise price, Balance	1.003	$ 1.003	$ 1.003	$ 1.004
Weighted average exercise price, Exercisable	$ 1.003
Weighted average remaining contractual term, Balance (in years)	6 months	1 year 6 months	2 years 6 months	3 years 6 months
Himax Display Inc [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares, Balance	0
Number of shares, Granted	2,025,000
Number of shares, Exercised	0
Number of shares, Forfeited	0
Number of shares, Balance	2,025,000	0
Number of shares, Exercisable	0
Weighted average exercise price, Balance	$ 0
Weighted average exercise price, Granted	1.986
Weighted average exercise price, Exercised	0
Weighted average exercise price, Forfeited	0
Weighted average exercise price, Balance	1.986	$ 0
Weighted average exercise price, Exercisable	$ 0
Weighted average remaining contractual term, Balance (in years)	3 years 9 months